Schedule of income tax rates to profit or loss before income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss before income tax	$ (760,586)	$ (94,846,338)
Tax calculated at tax rate of 17% (2023: 17%)	(129,300)	(16,123,877)
- Listing expenses		15,821,445
- Expenses not deductible for tax purposes	198,675	467,334
- Income not subject to tax	(186,647)	(3,112)
- Temporary difference	(10,057)	(28,790)
Tax expense attributable to loss	$ (127,329)	$ 133,000